Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable-related party (Note 22(ii))		$ 6,507
Accounts Payable	$ 23,961	25,625
Non-controlling shareholders of subsidiaries
Accounts payable	4,363	4,960
Third parties
Accounts payable	$ 19,598	$ 14,158